Cover	Nov. 15, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2021
Entity File Number	001-39913
Entity Registrant Name	VIRTUOSO ACQUISITION CORP.
Entity Central Index Key	0001822888
Entity Tax Identification Number	85-2749750
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	180 Post Road East
Entity Address, City or Town	Westport
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06880
City Area Code	(203)
Local Phone Number	227-1978
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	VOSOU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	VOSO
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock for $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	VOSOW
Security Exchange Name	NASDAQ